Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Receivables from third-party payment agencies		¥ 42,282		¥ 19,162
Prepaid marketing expenses		34,980		25,913
Prepaid expenses	[1]	38,524		16,125
Prepaid and input VAT		23,487		38,890
Deposits	[2]	10,775		4,381
Interest receivables		2,930		6,536
Staff advances		416		374
Other receivables		10,525		1,902
Others		12,430		4,354
Total		¥ 176,349	$ 27,673	¥ 117,637

[1]	Represented the prepaid expenses for telecommunications, network, property management fee and software usage fee.
[2]	Represented rental deposits and deposits for search engine marketing activities which all being refundable within one year.